Note 33 - Financial Instruments - Exposure to Risk (Details) R in Thousands, $ in Thousands	Dec. 31, 2020 ZAR (R)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 USD ($)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	R 59	$ 2,442	R 57	$ 2,771	R 57	$ 1,968
Effect of possible strengthening or weakening	3	126	3	150	3	95
Currency risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	59	1,959	57	4,176	57	8,147
Effect of possible strengthening or weakening	3	103	3	199	3	388
Currency risk [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		249		1,735		126
Effect of possible strengthening or weakening		12		82		6
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(174)		(179)		(345)
Effect of possible strengthening or weakening		(8)		9		(16)
Currency risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening				(23)
Currency risk [member] | Term loan [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		408		(2,471)		(5,960)
Effect of possible strengthening or weakening		19		(117)		(283)
Currency risk [member] | Overdraft [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed				(490)
Interest rate risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		19,092		9,383		11,187
Interest rate risk [member] | Term loan facility [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(408)		(2,471)		(5,960)
Interest rate risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed				(490)
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		191		94		111
Interest rate risk , increase by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		4		(25)		(60)
Interest rate risk , increase by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening				(5)
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(191)		(94)		(111)
Interest rate risk, decrease by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(4)		25		60
Interest rate risk, decrease by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening				$ 5